Operating expenses - Schedule of Depreciation, Amortization and Provision Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Operating Expenses
Amortization expense of intangible assets	€ (2)	€ (2)
Amortization expense of tangible assets	(798)	(785)
Reversal of provision for disputes and charges	320	14
Provision for disputes and charges	(49)	(210)
Total depreciation, amortization and provision expenses (except IAS 19)	(529)	(983)
Total Provision for retirement benefit obligations (IAS 19)	(40)	(33)
Total depreciation, amortization and provision expenses	(569)	(1,016)
R&D
Disclosure Of Operating Expenses
Amortization expense of intangible assets	(2)	(1)
Amortization expense of tangible assets	(645)	(621)
Reversal of provision for disputes and charges	80	0
Provision for disputes and charges	(43)	(60)
Total depreciation, amortization and provision expenses (except IAS 19)	(610)	(682)
Total Provision for retirement benefit obligations (IAS 19)	(27)	(23)
Total depreciation, amortization and provision expenses	(637)	(705)
SG&A
Disclosure Of Operating Expenses
Amortization expense of intangible assets	(1)	0
Amortization expense of tangible assets	(152)	(164)
Reversal of provision for disputes and charges	240	14
Provision for disputes and charges	(7)	(150)
Total depreciation, amortization and provision expenses (except IAS 19)	80	(301)
Total Provision for retirement benefit obligations (IAS 19)	(13)	(10)
Total depreciation, amortization and provision expenses	€ 68	€ (311)